Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks		12 Months Ended
		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Amount		$ 7,324,047		$ 6,089,428		¥ 52,000,000	¥ 42,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Company		Huadong		Huadong
Rate		3.95%		3.95%		3.95%	3.95%
Issuance Date		Jan. 31, 2023		Feb. 17, 2022
Expiration Date	[1]	Jan. 29, 2024		Mar. 02, 2023
Amount		$ 704,235		$ 724,932		¥ 5,000,000	¥ 5,000,000
Bank of China [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Company		Huadong		Huadong
Rate		3.50%		3.55%		3.50%	3.55%
Issuance Date		Mar. 10, 2023		Mar. 09, 2022
Expiration Date	[1]	Mar. 09, 2024		Jan. 19, 2023
Amount		$ 1,408,471		$ 724,932		¥ 10,000,000	¥ 5,000,000
Bank of Communications [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Company		Huadong		Huadong
Rate		3.50%		3.55%		3.50%	3.55%
Issuance Date		Nov. 03, 2022		Mar. 09, 2022
Expiration Date		Apr. 25, 2024	[1]	Jan. 19, 2023
Amount		$ 704,235		$ 579,946		¥ 5,000,000	¥ 4,000,000
Bank of Communications [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Company		Huadong
Rate		3.50%				3.50%
Issuance Date		Jan. 19, 2023
Expiration Date	[1]	May 25, 2024
Amount		$ 563,389				¥ 4,000,000
Agricultural Bank of China [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Company		Huadong		Huadong
Rate		3.15%		3.40%		3.15%	3.40%
Issuance Date		Apr. 21, 2023		Dec. 08, 2022
Expiration Date		Apr. 19, 2024	[1]	Dec. 07, 2023
Amount		$ 1,267,623		$ 1,304,877		¥ 9,000,000	¥ 9,000,000
Industrial and Commercial Bank of China [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Company		Yada		Yada
Rate		3.45%		3.70%		3.45%	3.70%
Issuance Date		Feb. 17, 2023		Feb. 18, 2022
Expiration Date	[1]	Feb. 16, 2024		Feb. 21, 2023
Amount		$ 1,267,623		$ 1,304,877		¥ 9,000,000	¥ 9,000,000
Agricultural Bank of China [Member]
Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks [Line Items]
Company		Yada		Yada
Rate		3.50%		3.60%		3.50%	3.60%
Issuance Date		Dec. 20, 2023		Dec. 08, 2022
Expiration Date		Dec. 19, 2024		Dec. 06, 2023	[1]
Amount		$ 1,408,471		$ 1,449,864		¥ 10,000,000	¥ 10,000,000

[1]	Theseloans were repaid subsequently.